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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        March 31, 2005

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust II (the "Trust") (File Nos. 33-7637 and 811-4775) on Behalf of MFS(R) Emerging Growth Fund and MFS(R) Large Cap Growth Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 37 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 30, 2005.

     Please call the undersigned at (617) 954-4340 or Martha Donovan at (617) 954-5842 or with any questions you may have.

                                        Very truly yours,


                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Counsel

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